Annual Fund Operating Expenses - Sprott Gold Equity Fund	Jan. 29, 2026
Sprott Gold Equity Fund Institutional Class [Member] | Sprott Gold Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.17%
Sprott Gold Equity Fund Investor Class [Member] | Sprott Gold Equity Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.46%